Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt [Abstract]
Long-term debt
Note 11—Debt
Long-term debt at December 31 was:
Millions of Dollars
2019 2018
9.125% Debentures due 2021 $ 123 123
8.20% Debentures due 2025 134 134
8.125% Notes due 2030 390 390
7.9% Debentures due 2047 60 60
7.8% Debentures due 2027 203 203
7.65% Debentures due 2023 78 78
7.40% Notes due 2031 500 500
7.375% Debentures due 2029 92 92
7.25% Notes due 2031 500 500
7.20% Notes due 2031 575 575
7% Debentures due 2029 200 200
6.95% Notes due 2029 1,549 1,549
6.875% Debentures due 2026 67 67
6.50% Notes due 2039 2,750 2,750
5.951% Notes due 2037 645 645
5.95% Notes due 2036 500 500
5.95% Notes due 2046 500 500
5.90% Notes due 2032 505 505
5.90% Notes due 2038 600 600
4.95% Notes due 2026 1,250 1,250
4.30% Notes due 2044 750 750
4.15% Notes due 2034 246 246
3.35% Notes due 2024 426 426
3.35% Notes due 2025 199 199
2.4% Notes due 2022 329 329
Floating rate notes due 2022 at 2.81% – 3.58 % during 2019 and
2.32% – 3.52 % during 2018 500 500
Industrial Development Bonds due 2035 at 1.08% – 2.45 % during 2019 and
0.95% – 1.86 % during 2018 18 18
Marine Terminal Revenue Refunding Bonds due 2031 at 1.08% – 2.45 % during

2019 and
0.88% – 1.95 % during 2018 265 265
Other 17 17
Debt at face value 13,971 13,971
Finance leases 720 777
Net unamortized premiums, discounts and debt issuance

costs
204 220
Total debt 14,895 14,968
Short-term debt (105) (112)
Long-term debt $ 14,790 14,856